Long-term bank debt, current and non current, detail (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Long Term Bank Debt [Abstract]
Bank debt	$ 98,700	$ 98,700
Unamortized deferred financing costs	(305)	(402)
Bank debt, net of uamortized deferred financing costs	98,395	98,298
Current portion of bank debt	6,000	6,000
Unamortized deferred financing costs, current	(196)	(196)
Current portion of long-term bank debt, net of unamortized deferred financing costs	5,804	5,804
Long-term portion of bank debt	92,700	92,700
Unamortized deferred financing costs, non-current	(109)	(206)
Long-term portion of bank debt, net of unamortized deferred financing costs	$ 92,591	$ 92,494